CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Revenues	$ 9,277	$ 12,367	$ 3,549
Cost of revenues	1,633	3,344	2,509
Gross profit	7,644	9,023	1,040
Operating expenses:
Research and development expenses, net	21,245	15,074	12,275
Marketing and business development expenses	1,309	838	962
General and administrative expenses	6,008	5,448	4,846
Total operating expenses	28,562	21,360	18,083
Operating loss	(20,918)	(12,337)	(17,043)
Financial and other income, net	$ 1,145	1,758	$ 3,460
Equity loss		(155)
Loss before taxes on income	$ (19,773)	(10,734)	$ (13,583)
Taxes on income	(390)	(360)	(500)
Net loss	$ (20,163)	$ (11,094)	$ (14,083)
Basic net loss per share	$ (0.40)	$ (0.23)	$ (0.36)
Diluted net loss per share	$ (0.40)	$ (0.26)	$ (0.36)
Other comprehensive loss:
Unrealized gain (loss) arising during the period from marketable securities	$ (205)	$ (1,202)	$ 2,972
Realized gain arising during the period from marketable securities	(436)	(2,345)	$ (3,711)
Unrealized gain (loss) arising during the period from foreign currency derivative contracts	(19)	$ 141
Realized gain arising during the period from foreign currency derivative contracts	(141)
Total comprehensive loss	$ (20,964)	$ (14,500)	$ (14,822)
Weighted average number of ordinary shares used in computing basic net loss per share	50,437,040	47,808,855	38,869,438
Weighted average number of ordinary shares used in computing diluted net loss per share	50,437,040	48,387,063	38,869,438